PIMCO Funds

Supplement Dated November 19, 2025 to the

Statement of Additional Information dated August 1, 2025,

as supplemented from time to time (the “SAI”)

Disclosure Related to PIMCO Investment Grade Credit Bond Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV, PIMCO Total Return Fund V, PIMCO Total Return ESG Fund, PIMCO Credit Opportunities Bond Fund, and PIMCO Long-Term Credit Bond Fund (each, a “Fund” and together, the “Funds”)

As previously disclosed in a supplement dated November 14, 2025, effective November 14, 2025, PIMCO Investment Grade Credit Bond Fund is jointly and primarily managed by Mohit Mittal, Amit Arora, Jelle Brons, and Saurabh Sud.

As previously disclosed in a supplement dated November 14, 2025, effective November 14, 2025, PIMCO Total Return Fund is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal.

As previously disclosed in a supplement dated November 14, 2025, effective November 14, 2025, PIMCO Total Return Fund II is jointly and primarily managed by Mike Cudzil, Mohit Mittal, and Qi Wang.

As previously disclosed in a supplement dated November 14, 2025, effective November 14, 2025, PIMCO Total Return Fund IV is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal.

As previously disclosed in a supplement dated November 14, 2025, effective November 14, 2025, PIMCO Total Return Fund V is jointly and primarily managed by Mohit Mittal, Qi Wang, Jelle Brons, and Mike Cudzil.

As previously disclosed in a supplement dated November 14, 2025, effective November 14, 2025, PIMCO Total Return ESG Fund is jointly and primarily managed by Mike Cudzil, Qi Wang, Mohit Mittal, and Jelle Brons.

As previously disclosed in a supplement dated November 14, 2025, effective November 14, 2025, PIMCO Credit Opportunities Bond Fund is jointly and primarily managed by Alfred Murata, Sonali Pier, Jason Duko, and Saurabh Sud.

As previously disclosed in a supplement dated November 14, 2025, effective November 14, 2025, PIMCO Long-Term Credit Bond Fund is jointly and primarily managed by Mohit Mittal, Amit Arora, and Jelle Brons.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI and the following is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Sud*
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	6	$530.32	1	$117.98
Other Accounts	1	$1,359.47	0	$0.00

*	Effective November 14, 2025, Mr. Sud co-manages the PIMCO Credit Opportunities Bond Fund and the PIMCO Investment Grade Credit Bond Fund. Information for Mr. Sud is as of October 31, 2025.

In addition, effective November 14, 2025, the following is added to the end of the paragraph immediately preceding the above table:

Effective November 14, 2025, the PIMCO Credit Opportunities Bond Fund is jointly and primarily managed by Alfred Murata, Sonali Pier, Jason Duko, and Saurabh Sud; the PIMCO Investment Grade Credit Bond Fund is jointly and primarily managed by Mohit Mittal, Amit Arora, Jelle Brons and Saurabh Sud; the PIMCO Long-Term Credit Bond Fund is jointly and primarily managed by Mohit Mittal, Amit Arora, and Jelle Brons; the PIMCO Total Return Fund is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang, and Mohit Mittal; the PIMCO Total Return Fund II is jointly and primarily managed by Mike Cudzil, Mohit Mittal, and Qi Wang; the PIMCO Total Return Fund IV is jointly and primarily managed by Daniel J. Ivascyn, Mike Cudzil, Qi Wang and Mohit Mittal; the PIMCO Total Return Fund V is jointly and primarily managed by Mohit Mittal, Qi Wang, Jelle Brons, and Mike Cudzil; and the PIMCO Total Return ESG Fund is jointly and primarily managed by Mike Cudzil, Qi Wang, Mohit Mittal, and Jelle Brons.

In addition, effective November 14, 2025, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI and the following is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Arora*	PIMCO Long-Term Credit Bond	None
Brons**	PIMCO Investment Grade Credit Bond PIMCO Long-Term Credit Bond	None None
Cudzil***	PIMCO Total Return PIMCO Total Return ESG PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return V	None None None None None
Sud****	PIMCO Credit Opportunities Bond PIMCO Investment Grade Credit Bond	None None
Wang*****	PIMCO Total Return II	None

*	Effective November 14, 2025, Mr. Arora co-manages the PIMCO Long-Term Credit Bond Fund. Information for Mr. Arora for the PIMCO Long-Term Credit Bond Fund is as of October 31, 2025.
**

Effective November 14, 2025, Mr. Brons co-manages the PIMCO Investment Grade Credit Bond Fund and PIMCO Long-Term Credit Bond Fund. Information for Mr. Brons for the PIMCO Investment Grade Credit Bond Fund and PIMCO Long-Term Credit Bond Fund is as of October 31, 2025.

***

Effective November 14, 2025, Mr. Cudzil co-manages the PIMCO Total Return Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return Fund V. Information for Mr. Cudzil for the PIMCO Total Return Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return Fund V is as of October 31, 2025.

****

Effective November 14, 2025, Mr. Sud co-manages the PIMCO Credit Opportunities Bond Fund and the PIMCO Investment Grade Credit Bond Fund. Information for Mr. Sud for the PIMCO Credit Opportunities Bond Fund and PIMCO Investment Grade Credit Bond Fund is as of October 31, 2025.

******	Effective November 14, 2025, Ms. Wang co-manages the PIMCO Total Return Fund II. Information for Ms. Wang for the PIMCO Total Return Fund II is as of October 31, 2025.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_111925